UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05178
Name of Fund:
BlackRock Equity Dividend Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Equity Dividend Fund
Institutional Shares | MADVX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.69%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	6.42%	25.80%	10.04%	9.54%
S&P 500® Index	14.08	38.02	15.27	13.00
Russell 1000® Value Index	10.61	30.98	10.14	8.87
Key Fund statistics
Net Assets	$19,027,581,446
Number of Portfolio Holdings	86
Portfolio Turnover Rate	29%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.2%
Health Care	17.6%
Industrials	10.4%
Information Technology	10.1%
Communication Services	6.9%
Consumer Staples	6.9%
Energy	6.3%
Consumer Discretionary	5.3%
Utilities	5.1%
Materials	5.0%
Real Estate	1.8%
Short-Term Securities	4.3%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Institutional Shares | MADVX
Semi-Annual Shareholder Report — October 31, 2024
MADVX-10/24-SAR

BlackRock Equity Dividend Fund
Service Shares | MSDVX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$50	0.97%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares	6.18%	25.38%	9.69%	9.21%
S&P 500® Index	14.08	38.02	15.27	13.00
Russell 1000® Value Index	10.61	30.98	10.14	8.87
Key Fund statistics
Net Assets	$19,027,581,446
Number of Portfolio Holdings	86
Portfolio Turnover Rate	29%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.2%
Health Care	17.6%
Industrials	10.4%
Information Technology	10.1%
Communication Services	6.9%
Consumer Staples	6.9%
Energy	6.3%
Consumer Discretionary	5.3%
Utilities	5.1%
Materials	5.0%
Real Estate	1.8%
Short-Term Securities	4.3%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Service Shares | MSDVX
Semi-Annual Shareholder Report — October 31, 2024
MSDVX-10/24-SAR

BlackRock Equity Dividend Fund
Investor A Shares | MDDVX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48	0.92%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	6.27%	25.47%	9.77%	9.27%
Investor A Shares (with sales charge)	0.70	18.88	8.60	8.68
S&P 500® Index	14.08	38.02	15.27	13.00
Russell 1000® Value Index	10.61	30.98	10.14	8.87
Key Fund statistics
Net Assets	$19,027,581,446
Number of Portfolio Holdings	86
Portfolio Turnover Rate	29%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.2%
Health Care	17.6%
Industrials	10.4%
Information Technology	10.1%
Communication Services	6.9%
Consumer Staples	6.9%
Energy	6.3%
Consumer Discretionary	5.3%
Utilities	5.1%
Materials	5.0%
Real Estate	1.8%
Short-Term Securities	4.3%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Investor A Shares | MDDVX
Semi-Annual Shareholder Report — October 31, 2024
MDDVX-10/24-SAR

BlackRock Equity Dividend Fund
Investor C Shares | MCDVX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$87	1.68%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	5.88%	24.53%	8.96%	8.64%
Investor C Shares (with sales charge)	4.88	23.53	8.96	8.64
S&P 500® Index	14.08	38.02	15.27	13.00
Russell 1000® Value Index	10.61	30.98	10.14	8.87
Key Fund statistics
Net Assets	$19,027,581,446
Number of Portfolio Holdings	86
Portfolio Turnover Rate	29%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.2%
Health Care	17.6%
Industrials	10.4%
Information Technology	10.1%
Communication Services	6.9%
Consumer Staples	6.9%
Energy	6.3%
Consumer Discretionary	5.3%
Utilities	5.1%
Materials	5.0%
Real Estate	1.8%
Short-Term Securities	4.3%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Investor C Shares | MCDVX
Semi-Annual Shareholder Report — October 31, 2024
MCDVX-10/24-SAR

BlackRock Equity Dividend Fund
Class K Shares | MKDVX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$30	0.57%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	6.43%	25.91%	10.16%	9.65%
S&P 500® Index	14.08	38.02	15.27	13.00
Russell 1000® Value Index	10.61	30.98	10.14	8.87
Key Fund statistics
Net Assets	$19,027,581,446
Number of Portfolio Holdings	86
Portfolio Turnover Rate	29%
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of Institutional Shares because Class K Shares have lower expenses than Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.2%
Health Care	17.6%
Industrials	10.4%
Information Technology	10.1%
Communication Services	6.9%
Consumer Staples	6.9%
Energy	6.3%
Consumer Discretionary	5.3%
Utilities	5.1%
Materials	5.0%
Real Estate	1.8%
Short-Term Securities	4.3%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Class K Shares | MKDVX
Semi-Annual Shareholder Report — October 31, 2024
MKDVX-10/24-SAR

BlackRock Equity Dividend Fund
Class R Shares | MRDVX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$63	1.22%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	6.06%	25.06%	9.39%	8.91%
S&P 500® Index	14.08	38.02	15.27	13.00
Russell 1000® Value Index	10.61	30.98	10.14	8.87
Key Fund statistics
Net Assets	$19,027,581,446
Number of Portfolio Holdings	86
Portfolio Turnover Rate	29%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.2%
Health Care	17.6%
Industrials	10.4%
Information Technology	10.1%
Communication Services	6.9%
Consumer Staples	6.9%
Energy	6.3%
Consumer Discretionary	5.3%
Utilities	5.1%
Materials	5.0%
Real Estate	1.8%
Short-Term Securities	4.3%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Equity Dividend Fund
Class R Shares | MRDVX
Semi-Annual Shareholder Report — October 31, 2024
MRDVX-10/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2024
2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Equity Dividend Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.4%
Airbus SE	670,032	$ 102,207,483
Boeing Co.(a)	579,770	86,565,459
L3Harris Technologies, Inc.	1,864,134	461,317,241
RTX Corp.	1,472,485	178,155,960
		828,246,143
Automobile Components — 0.4%
Lear Corp.	859,317	82,288,196
Automobiles — 1.4%
General Motors Co.	5,156,973	261,767,950
Banks — 11.2%
Bank of America Corp.	2,411,238	100,837,973
Citigroup, Inc.	8,927,375	572,869,654
First Citizens BancShares, Inc., Class A	250,580	485,461,163
JPMorgan Chase & Co.	1,232,896	273,604,280
Wells Fargo & Co.	10,838,211	703,616,658
		2,136,389,728
Beverages — 1.4%
Constellation Brands, Inc., Class A	464,370	107,891,726
Diageo PLC	1,195,857	36,930,178
Keurig Dr. Pepper, Inc.	1,991,774	65,628,953
Pernod Ricard SA	367,451	45,846,328
		256,297,185
Broadline Retail — 1.0%
Alibaba Group Holding Ltd.	7,567,900	92,572,873
Amazon.com, Inc.(a)	530,682	98,919,125
		191,491,998
Building Products — 1.1%
Johnson Controls International PLC	2,887,033	218,115,343
Capital Markets — 1.3%
Intercontinental Exchange, Inc.	1,609,811	250,921,241
Chemicals — 2.9%
Air Products and Chemicals, Inc.	664,344	206,298,742
Albemarle Corp.	913,145	86,502,226
International Flavors & Fragrances, Inc.	1,193,066	118,626,552
PPG Industries, Inc.	1,157,117	144,072,638
		555,500,158
Communications Equipment — 1.6%
Cisco Systems, Inc.	5,414,122	296,531,462
Consumer Staples Distribution & Retail — 1.0%
Dollar General Corp.	2,347,132	187,864,445
Containers & Packaging — 1.5%
Crown Holdings, Inc.	508,052	47,528,264
Sealed Air Corp.	6,608,087	239,080,588
		286,608,852
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	4,379,498	98,713,885
Verizon Communications, Inc.	5,733,165	241,538,241
		340,252,126
Electric Utilities — 3.4%
American Electric Power Co., Inc.	1,159,487	114,499,341
Entergy Corp.	1,165,704	180,427,665
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	3,875,913	$ 152,323,381
PG&E Corp.	9,733,715	196,815,718
		644,066,105
Entertainment — 2.2%
Electronic Arts, Inc.	1,863,607	281,125,116
Walt Disney Co.	1,454,961	139,967,248
		421,092,364
Financial Services — 2.7%
Fidelity National Information Services, Inc.	3,562,415	319,655,498
Visa, Inc., Class A	667,654	193,519,512
		513,175,010
Food Products — 2.3%
Kraft Heinz Co.	10,759,048	359,997,746
Lamb Weston Holdings, Inc.	1,070,679	83,181,052
		443,178,798
Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.	10,525,258	375,751,711
Koninklijke Philips NV(a)	5,087,815	133,854,347
Medtronic PLC	4,452,717	397,404,992
		907,011,050
Health Care Providers & Services — 9.0%
Cardinal Health, Inc.	4,215,739	457,491,996
Cigna Group	534,913	168,395,962
CVS Health Corp.	8,106,584	457,697,733
Elevance Health, Inc.	482,085	195,610,810
Humana, Inc.	637,809	164,446,294
Labcorp Holdings, Inc.	1,147,708	261,987,305
		1,705,630,100
Household Durables — 1.2%
Sony Group Corp.	13,054,400	229,724,977
Household Products — 0.5%
Kimberly-Clark Corp.	710,080	95,278,534
Insurance — 4.9%
American International Group, Inc.	4,323,807	328,090,475
Fidelity National Financial, Inc., Class A	3,977,016	239,297,053
Willis Towers Watson PLC	1,230,267	371,774,385
		939,161,913
IT Services — 1.5%
Cognizant Technology Solutions Corp., Class A	3,910,824	291,708,362
Leisure Products — 0.8%
Hasbro, Inc.	2,240,779	147,062,326
Life Sciences Tools & Services — 0.3%
Fortrea Holdings, Inc.(a)	2,864,763	48,185,314
Machinery — 1.5%
CNH Industrial NV	7,873,954	88,424,503
Komatsu Ltd.	1,837,700	47,569,387
Westinghouse Air Brake Technologies Corp.	771,276	144,984,463
		280,978,353
Media — 2.9%
Comcast Corp., Class A	9,134,460	398,901,868
WPP PLC	15,290,319	160,715,424
		559,617,292
Metals & Mining — 0.6%
Teck Resources Ltd., Class B	2,428,736	112,911,937
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities — 1.7%
Dominion Energy, Inc.	1,526,730	$ 90,886,237
Sempra	2,767,102	230,693,294
		321,579,531
Oil, Gas & Consumable Fuels — 6.3%
BP PLC	76,688,128	375,067,802
Enterprise Products Partners LP	6,461,391	185,183,466
Hess Corp.	1,608,900	216,364,872
Shell PLC	9,386,460	313,388,865
Suncor Energy, Inc.	2,797,476	105,660,668
		1,195,665,673
Pharmaceuticals — 3.7%
AstraZeneca PLC	624,836	88,910,155
Bayer AG, Class N, Registered Shares	4,634,975	124,898,280
Eli Lilly & Co.	143,162	118,787,238
Sanofi SA	3,449,349	364,526,404
		697,122,077
Professional Services — 3.4%
Leidos Holdings, Inc.	1,001,246	183,388,217
SS&C Technologies Holdings, Inc.	6,669,366	466,388,765
		649,776,982
Residential REITs — 0.5%
Mid-America Apartment Communities, Inc.	644,719	97,571,773
Semiconductors & Semiconductor Equipment — 1.1%
Intel Corp.	4,614,937	99,313,444
Taiwan Semiconductor Manufacturing Co. Ltd.	3,374,000	105,806,891
		205,120,335
Software — 2.2%
Microsoft Corp.	1,051,255	427,177,469
Specialized REITs — 1.2%
Crown Castle, Inc.	2,201,300	236,617,737
Technology Hardware, Storage & Peripherals — 3.7%
HP, Inc.	9,390,657	333,556,136
Samsung Electronics Co. Ltd.	8,745,797	371,355,160
		704,911,296
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
Swatch Group AG	453,447	$ 93,048,689
Tobacco — 1.2%
British American Tobacco PLC, ADR	6,588,597	230,469,123
Total Common Stocks — 95.1% (Cost: $14,456,710,110)		18,090,117,947
Preferred Securities
Preferred Stocks — 0.5%
Household Products — 0.5%
Henkel AG & Co. KGaA	1,144,238	99,082,900
		99,082,900
Total Preferred Securities — 0.5% (Cost: $91,163,422)		99,082,900
Total Long-Term Investments — 95.6% (Cost: $14,547,873,532)		18,189,200,847
Short-Term Securities
Money Market Funds — 4.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(b)(c)	822,031,281	822,031,281
Total Short-Term Securities — 4.3% (Cost: $822,031,281)		822,031,281
Total Investments — 99.9% (Cost: $15,369,904,813)		19,011,232,128
Other Assets Less Liabilities — 0.1%		16,349,318
Net Assets — 100.0%		$ 19,027,581,446

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 755,342,848	$ 66,688,433 (a)	$ —	$ —	$ —	$ 822,031,281	822,031,281	$ 21,121,777	$ —

(a)	Represents net amount purchased (sold).

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 726,038,660	$ 102,207,483	$ —	$ 828,246,143
Automobile Components	82,288,196	—	—	82,288,196
Automobiles	261,767,950	—	—	261,767,950
Banks	2,136,389,728	—	—	2,136,389,728
Beverages	173,520,679	82,776,506	—	256,297,185
Broadline Retail	98,919,125	92,572,873	—	191,491,998
Building Products	218,115,343	—	—	218,115,343
Capital Markets	250,921,241	—	—	250,921,241
Chemicals	555,500,158	—	—	555,500,158
Communications Equipment	296,531,462	—	—	296,531,462
Consumer Staples Distribution & Retail	187,864,445	—	—	187,864,445
Containers & Packaging	286,608,852	—	—	286,608,852
Diversified Telecommunication Services	340,252,126	—	—	340,252,126
Electric Utilities	644,066,105	—	—	644,066,105
Entertainment	421,092,364	—	—	421,092,364
Financial Services	513,175,010	—	—	513,175,010
Food Products	443,178,798	—	—	443,178,798
Health Care Equipment & Supplies	773,156,703	133,854,347	—	907,011,050
Health Care Providers & Services	1,705,630,100	—	—	1,705,630,100
Household Durables	—	229,724,977	—	229,724,977
Household Products	95,278,534	—	—	95,278,534
Insurance	939,161,913	—	—	939,161,913
IT Services	291,708,362	—	—	291,708,362
Leisure Products	147,062,326	—	—	147,062,326
Life Sciences Tools & Services	48,185,314	—	—	48,185,314
Machinery	233,408,966	47,569,387	—	280,978,353
Media	398,901,868	160,715,424	—	559,617,292
Metals & Mining	112,911,937	—	—	112,911,937
Multi-Utilities	321,579,531	—	—	321,579,531
Oil, Gas & Consumable Fuels	507,209,006	688,456,667	—	1,195,665,673
Pharmaceuticals	118,787,238	578,334,839	—	697,122,077
Professional Services	649,776,982	—	—	649,776,982
Residential REITs	97,571,773	—	—	97,571,773
Semiconductors & Semiconductor Equipment	99,313,444	105,806,891	—	205,120,335
Software	427,177,469	—	—	427,177,469
Specialized REITs	236,617,737	—	—	236,617,737
Technology Hardware, Storage & Peripherals	333,556,136	371,355,160	—	704,911,296
Textiles, Apparel & Luxury Goods	—	93,048,689	—	93,048,689
Tobacco	230,469,123	—	—	230,469,123
Preferred Securities
Preferred Stocks	—	99,082,900	—	99,082,900
Short-Term Securities
Money Market Funds	822,031,281	—	—	822,031,281
	$16,225,725,985	$2,785,506,143	$—	$19,011,232,128
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities (unaudited)
October 31, 2024

BlackRock Equity Dividend Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 18,189,200,847
Investments, at value — affiliated(b)	822,031,281
Cash	1,342
Receivables:
Investments sold	10,219,148
Capital shares sold	15,292,827
Dividends — unaffiliated	28,120,107
Dividends — affiliated	3,748,565
Prepaid expenses	163,068
Total assets	19,068,777,185
LIABILITIES
Payables:
Investments purchased	7,100,590
Accounting services fees	448,149
Capital shares redeemed	19,283,879
Custodian fees	111,081
Investment advisory fees	9,129,593
Trustees’ and Officer’s fees	8,199
Other accrued expenses	53,032
Professional fees	87,469
Service and distribution fees	1,365,770
Transfer agent fees	3,607,977
Total liabilities	41,195,739
Commitments and contingent liabilities
NET ASSETS	$ 19,027,581,446
NET ASSETS CONSIST OF
Paid-in capital	$ 14,758,372,159
Accumulated earnings	4,269,209,287
NET ASSETS	$ 19,027,581,446
(a) Investments, at cost—unaffiliated	$14,547,873,532
(b) Investments, at cost—affiliated	$822,031,281

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
October 31, 2024

BlackRock Equity Dividend Fund
NET ASSET VALUE
Institutional
Net assets	$ 10,362,552,828
Shares outstanding	507,592,136
Net asset value	$ 20.42
Shares authorized	Unlimited
Par value	$0.10
Service
Net assets	$ 35,762,084
Shares outstanding	1,762,299
Net asset value	$ 20.29
Shares authorized	Unlimited
Par value	$0.10
Investor A
Net assets	$ 4,689,575,586
Shares outstanding	230,955,321
Net asset value	$ 20.31
Shares authorized	Unlimited
Par value	$0.10
Investor C
Net assets	$ 230,880,700
Shares outstanding	12,198,633
Net asset value	$ 18.93
Shares authorized	Unlimited
Par value	$0.10
Class K
Net assets	$ 3,319,153,624
Shares outstanding	162,707,020
Net asset value	$ 20.40
Shares authorized	Unlimited
Par value	$0.10
Class R
Net assets	$ 389,656,624
Shares outstanding	18,876,879
Net asset value	$ 20.64
Shares authorized	Unlimited
Par value	$0.10
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended October 31, 2024

BlackRock Equity Dividend Fund
INVESTMENT INCOME
Dividends — unaffiliated	$255,812,141
Dividends — affiliated	21,121,777
Foreign taxes withheld	(2,219,866)
Total investment income	274,714,052
EXPENSES
Investment advisory	54,093,249
Transfer agent — class specific	9,494,356
Service and distribution — class specific	8,292,380
Accounting services	729,137
Custodian	189,471
Registration	152,290
Trustees and Officer	75,467
Professional	57,303
Printing and postage	40,910
Miscellaneous	85,128
Total expenses	73,209,691
Less:
Fees waived and/or reimbursed by the Manager	(311,796)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(123,854)
Total expenses after fees waived and/or reimbursed	72,774,041
Net investment income	201,940,011
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	958,656,212
Foreign currency transactions	423,249
959,079,461
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	19,302,114
Foreign currency translations	(14,139)
19,287,975
Net realized and unrealized gain	978,367,436
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,180,307,447
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Equity Dividend Fund
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$201,940,011	$387,766,652
Net realized gain	959,079,461	1,222,167,568
Net change in unrealized appreciation (depreciation)	19,287,975	702,345,911
Net increase in net assets resulting from operations	1,180,307,447	2,312,280,131
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(490,192,227)	(714,689,121)
Service	(1,659,237)	(3,000,705)
Investor A	(219,799,117)	(322,287,092)
Investor C	(10,879,601)	(17,945,622)
Class K	(158,336,151)	(217,418,707)
Class R	(17,590,135)	(25,922,089)
Decrease in net assets resulting from distributions to shareholders	(898,456,468)	(1,301,263,336)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(247,447,633)	(1,161,892,866)
NET ASSETS
Total increase (decrease) in net assets	34,403,346	(150,876,071)
Beginning of period	18,993,178,100	19,144,054,171
End of period	$19,027,581,446	$18,993,178,100

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund
	Institutional
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$20.12	$19.04	$21.03	$23.48	$17.30	$19.70	$23.53
Net investment income(a)	0.22	0.41	0.37	0.33	0.37	0.29	0.43
Net realized and unrealized gain (loss)	1.06	2.04	0.13	(0.13)	7.06	(1.98)	0.31
Net increase (decrease) from investment operations	1.28	2.45	0.50	0.20	7.43	(1.69)	0.74
Distributions(b)
From net investment income	(0.29)	(0.42)	(0.34)	(0.33)	(0.34)	(0.27)	(0.46)
From net realized gain	(0.69)	(0.95)	(2.15)	(2.32)	(0.91)	(0.44)	(4.11)
Total distributions	(0.98)	(1.37)	(2.49)	(2.65)	(1.25)	(0.71)	(4.57)
Net asset value, end of period	$20.42	$20.12	$19.04	$21.03	$23.48	$17.30	$19.70
Total Return(c)
Based on net asset value	6.42%(d)	13.51%	3.26%	0.92%	44.72%	(8.98)%(d)	4.02%
Ratios to Average Net Assets(e)
Total expenses	0.70%(f)	0.71%	0.69%	0.68%	0.70%	0.71%(f)	0.70%
Total expenses after fees waived and/or reimbursed	0.69%(f)	0.70%	0.69%	0.68%	0.70%	0.70%(f)	0.69%
Net investment income	2.14%(f)	2.16%	1.93%	1.45%	1.89%	1.98%(f)	2.01%
Supplemental Data
Net assets, end of period (000)	$10,362,553	$10,321,433	$10,421,497	$11,385,816	$11,762,808	$8,412,641	$9,977,737
Portfolio turnover rate	29%	41%	58%	47%(g)	45%	40%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Service
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$20.01	$18.94	$20.92	$23.37	$17.23	$19.61	$23.44
Net investment income(a)	0.20	0.35	0.31	0.25	0.32	0.24	0.36
Net realized and unrealized gain (loss)	1.02	2.03	0.14	(0.12)	7.01	(1.96)	0.32
Net increase (decrease) from investment operations	1.22	2.38	0.45	0.13	7.33	(1.72)	0.68
Distributions(b)
From net investment income	(0.25)	(0.36)	(0.28)	(0.26)	(0.28)	(0.22)	(0.40)
From net realized gain	(0.69)	(0.95)	(2.15)	(2.32)	(0.91)	(0.44)	(4.11)
Total distributions	(0.94)	(1.31)	(2.43)	(2.58)	(1.19)	(0.66)	(4.51)
Net asset value, end of period	$20.29	$20.01	$18.94	$20.92	$23.37	$17.23	$19.61
Total Return(c)
Based on net asset value	6.18%(d)	13.17%	2.99%	0.59%	44.24%	(9.16)%(d)	3.74%
Ratios to Average Net Assets(e)
Total expenses	1.03%(f)	1.01%	1.00%	1.00%	1.01%	1.01%(f)	1.00%
Total expenses after fees waived and/or reimbursed	0.97%(f)	1.01%	0.99%	0.99%	1.00%	1.00%(f)	0.99%
Net investment income	1.90%(f)	1.86%	1.63%	1.13%	1.64%	1.68%(f)	1.69%
Supplemental Data
Net assets, end of period (000)	$35,762	$41,176	$50,312	$58,489	$89,037	$89,711	$130,943
Portfolio turnover rate	29%	41%	58%	47%(g)	45%	40%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Investor A
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$20.02	$18.95	$20.94	$23.39	$17.24	$19.63	$23.46
Net investment income(a)	0.20	0.37	0.32	0.27	0.32	0.25	0.37
Net realized and unrealized gain (loss)	1.04	2.03	0.13	(0.12)	7.03	(1.97)	0.32
Net increase (decrease) from investment operations	1.24	2.40	0.45	0.15	7.35	(1.72)	0.69
Distributions(b)
From net investment income	(0.26)	(0.38)	(0.29)	(0.28)	(0.29)	(0.23)	(0.41)
From net realized gain	(0.69)	(0.95)	(2.15)	(2.32)	(0.91)	(0.44)	(4.11)
Total distributions	(0.95)	(1.33)	(2.44)	(2.60)	(1.20)	(0.67)	(4.52)
Net asset value, end of period	$20.31	$20.02	$18.95	$20.94	$23.39	$17.24	$19.63
Total Return(c)
Based on net asset value	6.27%(d)	13.26%	3.02%	0.67%	44.37%	(9.14)%(d)	3.76%
Ratios to Average Net Assets(e)
Total expenses	0.92%(f)	0.93%	0.93%	0.93%	0.95%	0.95%(f)	0.96%
Total expenses after fees waived and/or reimbursed	0.92%(f)	0.93%	0.92%	0.92%	0.95%	0.95%(f)	0.95%
Net investment income	1.92%(f)	1.93%	1.70%	1.20%	1.64%	1.73%(f)	1.74%
Supplemental Data
Net assets, end of period (000)	$4,689,576	$4,735,415	$4,870,765	$5,253,967	$5,781,855	$3,954,045	$4,504,748
Portfolio turnover rate	29%	41%	58%	47%(g)	45%	40%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Investor C
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$18.72	$17.81	$19.82	$22.27	$16.46	$18.76	$22.62
Net investment income(a)	0.11	0.21	0.17	0.10	0.18	0.14	0.21
Net realized and unrealized gain (loss)	0.98	1.89	0.12	(0.12)	6.69	(1.87)	0.29
Net increase (decrease) from investment operations	1.09	2.10	0.29	(0.02)	6.87	(1.73)	0.50
Distributions(b)
From net investment income	(0.19)	(0.24)	(0.15)	(0.11)	(0.15)	(0.13)	(0.25)
From net realized gain	(0.69)	(0.95)	(2.15)	(2.32)	(0.91)	(0.44)	(4.11)
Total distributions	(0.88)	(1.19)	(2.30)	(2.43)	(1.06)	(0.57)	(4.36)
Net asset value, end of period	$18.93	$18.72	$17.81	$19.82	$22.27	$16.46	$18.76
Total Return(c)
Based on net asset value	5.88%(d)	12.36%	2.28%	(0.08)%	43.30%	(9.62)%(d)	3.01%
Ratios to Average Net Assets(e)
Total expenses	1.68%(f)	1.69%	1.69%	1.68%	1.69%	1.67%(f)	1.67%
Total expenses after fees waived and/or reimbursed	1.68%(f)	1.68%	1.69%	1.68%	1.68%	1.66%(f)	1.66%
Net investment income	1.17%(f)	1.19%	0.94%	0.45%	1.02%	1.04%(f)	1.05%
Supplemental Data
Net assets, end of period (000)	$230,881	$252,051	$303,779	$375,420	$499,559	$1,033,611	$1,615,843
Portfolio turnover rate	29%	41%	58%	47%(g)	45%	40%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Class K
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$20.11	$19.03	$21.02	$23.47	$17.29	$19.69	$23.52
Net investment income(a)	0.23	0.43	0.39	0.35	0.39	0.30	0.45
Net realized and unrealized gain (loss)	1.05	2.04	0.13	(0.12)	7.06	(1.97)	0.32
Net increase (decrease) from investment operations	1.28	2.47	0.52	0.23	7.45	(1.67)	0.77
Distributions(b)
From net investment income	(0.30)	(0.44)	(0.36)	(0.36)	(0.36)	(0.29)	(0.49)
From net realized gain	(0.69)	(0.95)	(2.15)	(2.32)	(0.91)	(0.44)	(4.11)
Total distributions	(0.99)	(1.39)	(2.51)	(2.68)	(1.27)	(0.73)	(4.60)
Net asset value, end of period	$20.40	$20.11	$19.03	$21.02	$23.47	$17.29	$19.69
Total Return(c)
Based on net asset value	6.43%(d)	13.66%	3.38%	1.03%	44.93%	(8.90)%(d)	4.14%
Ratios to Average Net Assets(e)
Total expenses	0.57%(f)	0.58%	0.58%	0.57%	0.59%	0.59%(f)	0.59%
Total expenses after fees waived and/or reimbursed	0.57%(f)	0.58%	0.58%	0.57%	0.58%	0.58%(f)	0.58%
Net investment income	2.26%(f)	2.28%	2.06%	1.55%	2.02%	2.10%(f)	2.10%
Supplemental Data
Net assets, end of period (000)	$3,319,154	$3,242,112	$3,074,819	$3,281,124	$3,089,993	$2,440,035	$2,413,725
Portfolio turnover rate	29%	41%	58%	47%(g)	45%	40%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Equity Dividend Fund (continued)
	Class R
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$20.34	$19.23	$21.20	$23.65	$17.42	$19.82	$23.64
Net investment income(a)	0.17	0.30	0.26	0.19	0.26	0.21	0.31
Net realized and unrealized gain (loss)	1.05	2.07	0.14	(0.12)	7.10	(1.99)	0.31
Net increase (decrease) from investment operations	1.22	2.37	0.40	0.07	7.36	(1.78)	0.62
Distributions(b)
From net investment income	(0.23)	(0.31)	(0.22)	(0.20)	(0.22)	(0.18)	(0.33)
From net realized gain	(0.69)	(0.95)	(2.15)	(2.32)	(0.91)	(0.44)	(4.11)
Total distributions	(0.92)	(1.26)	(2.37)	(2.52)	(1.13)	(0.62)	(4.44)
Net asset value, end of period	$20.64	$20.34	$19.23	$21.20	$23.65	$17.42	$19.82
Total Return(c)
Based on net asset value	6.06%(d)	12.87%	2.69%	0.30%	43.89%	(9.35)%(d)	3.42%
Ratios to Average Net Assets(e)
Total expenses	1.28%(f)	1.29%	1.28%	1.27%	1.28%	1.28%(f)	1.27%
Total expenses after fees waived and/or reimbursed	1.22%(f)	1.28%	1.27%	1.27%	1.27%	1.27%(f)	1.27%
Net investment income	1.62%(f)	1.58%	1.35%	0.85%	1.34%	1.42%(f)	1.44%
Supplemental Data
Net assets, end of period (000)	$389,657	$400,992	$422,881	$460,887	$512,562	$437,238	$614,787
Portfolio turnover rate	29%	41%	58%	47%(g)	45%	40%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Equity Dividend Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Fund (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $8 billion	0.60%
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Average Daily Net Assets	Investment Advisory Fees
$8 billion — $10 billion	0.56%
$10 billion — $12 billion	0.54
$12 billion — $17 billion	0.52
$17 billion — $25 billion	0.51
$25 billion — $30 billion	0.50
$30 billion — $40 billion	0.47
Greater than $40 billion	0.45
Service and Distribution Fees:  The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Service	0.25%	N/A
Investor A	0.25	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Fund Name	Service	Investor A	Investor C	Class R	Total
BlackRock Equity Dividend Fund	$ 48,468	$ 6,010,623	$ 1,218,669	$ 1,014,620	$ 8,292,380
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended October 31, 2024, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Reimbursed amounts	$ 11,932	$ 89	$ 37,666	$ 7,436	$ 3,400	$ 1,104	$ 61,627
For the six months ended October 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Transfer agent fees — class specific	$ 6,473,162	$ 41,068	$ 2,410,871	$ 130,026	$ 17,600	$ 421,629	$ 9,494,356
Other Fees:  For the six months ended October 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $37,836.
For the six months ended October 31, 2024, affiliates received CDSCs as follows:
	Investor A	Investor C	Total
CDSC	$ 5,432	$ 4,790	$ 10,222
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended October 31, 2024, the amounts waived were $311,796.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended October 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Effective June 1, 2024, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense,dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name/Share Class	Expense Limitation
BlackRock Equity Dividend Fund
Institutional	0.71%
Service	0.96
Investor A	0.96
Investor C	1.71
Class K	0.66
Class R	1.21
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount is included in transfer agent fees reimbursed in the Statement of Operations. For the year ended October 31, 2024, expense reimbursements was $123,854.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
5.
 PURCHASES AND SALES
For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities, were $5,240,578,735 and $6,209,405,377, respectively.
6.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Equity Dividend Fund	$ 15,556,410,796	$ 4,300,904,041	$ (846,082,709)	$ 3,454,821,332
7.
BANK BORROWINGS
The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion.  These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2024, the Fund did not borrow under the credit agreement.
8.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.  The Fund’s prospectus provides details of the risks to which the Fund is subject.
Valuation Risk:    The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments.  An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

9.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 10/31/24		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Equity Dividend Fund
Institutional
Shares sold	34,099,606	$ 698,527,624	83,533,436	$ 1,589,862,851
Shares issued in reinvestment of distributions	18,909,158	382,803,910	30,188,581	569,539,248
Shares redeemed	(58,318,354)	(1,193,581,251)	(148,067,538)	(2,807,392,235)
	(5,309,590)	$ (112,249,717)	(34,345,521)	$ (647,990,136)
Service
Shares sold	104,944	$ 2,131,498	307,380	$ 5,856,995
Shares issued in reinvestment of distributions	82,455	1,659,030	160,090	3,000,418
Shares redeemed	(483,344)	(9,833,452)	(1,066,117)	(20,203,517)
	(295,945)	$ (6,042,924)	(598,647)	$ (11,346,104)
Investor A
Shares sold and automatic conversion of shares	7,758,822	$ 158,135,230	19,627,700	$ 373,091,328
Shares issued in reinvestment of distributions	10,379,745	209,048,266	16,357,541	306,966,404
Shares redeemed	(23,712,688)	(482,928,105)	(56,458,983)	(1,070,165,664)
	(5,574,121)	$ (115,744,609)	(20,473,742)	$ (390,107,932)
Investor C
Shares sold	593,516	$ 11,288,773	1,437,900	$ 25,511,883
Shares issued in reinvestment of distributions	563,872	10,580,252	992,691	17,449,114
Shares redeemed and automatic conversion of shares	(2,420,747)	(46,058,315)	(6,029,105)	(107,239,741)
	(1,263,359)	$ (24,189,290)	(3,598,514)	$ (64,278,744)
Class K
Shares sold	11,152,138	$ 228,548,880	32,862,906	$ 631,068,372
Shares issued in reinvestment of distributions	6,956,119	140,771,216	10,366,656	195,376,249
Shares redeemed	(16,630,177)	(340,804,238)	(43,574,179)	(829,950,879)
	1,478,080	$ 28,515,858	(344,617)	$ (3,506,258)
Class R
Shares sold	642,603	$ 13,293,756	1,502,423	$ 29,008,997
Shares issued in reinvestment of distributions	855,539	17,508,295	1,359,865	25,907,608
Shares redeemed	(2,339,761)	(48,539,002)	(5,136,243)	(99,580,297)
	(841,619)	$ (17,736,951)	(2,273,955)	$ (44,663,692)
	(11,806,554)	$ (247,447,633)	(61,634,996)	$ (1,161,892,866)
10.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Fund is paid by the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Equity Dividend Fund (the “Fund”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

A.  Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, third and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis,
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also reviewed a secondary analysis from Broadridge, and relative to this peer group the Board noted that the Fund’s actual management fee rate ranked in the third quartile and that the Fund’s total expense ratio ranked in the second quartile. Further, the Board also reviewed an additional peer group consisting of funds based on the respective Morningstar category filtered by share class type, and relative to this peer group the Board noted that the Fund’s total expense ratio was below median. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, after discussions between the Board and BlackRock, the Board and BlackRock agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. This contractual expense cap was implemented on June 1, 2024.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Fund for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
Glossary of Terms Used in This Report

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: December 20, 2024